UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21820

Eaton Vance Credit Opportunities Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Eaton Vance Credit Opportunites Fund	as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 135.9%(1)

Principal
Amount		Borrower/Tranche Description	Value

Aerospace and Defense — 2.7%
		Avio Holding Spa
EUR	700,000	Term Loan, 8.55%, Maturing June 13, 2015	$929,449
		Evergreen International Aviation
699,341		Term Loan, 8.86%, Maturing October 31, 2011	695,844
		Forgins International Holdings
951,950		Term Loan, 9.36%, Maturing February 11, 2015	959,388
		Wesco Aircraft Hardware Corp.
1,000,000		Term Loan, 11.11%, Maturing September 29, 2014	940,000
			$3,524,681

Air Transport — 2.7%
		Airport Development and Investment
GBP	1,000,000	Term Loan, 10.03%, Maturing April 7, 2011	$2,021,764
		Delta Air Lines, Inc.
275,000		Term Loan, 8.61%, Maturing April 30, 2014	271,356
		Northwest Airlines, Inc.
1,000,000		DIP Loan, 7.34%, Maturing August 21, 2008	978,125
		Orbitz Worldwide, Inc.
270,000		Term Loan, 8.34%, Maturing July 25, 2014	269,662
			$3,540,907

Automotive — 6.4%
		AxleTech International Holding, Inc.
909,091		Term Loan, 11.86%, Maturing April 21, 2013	$906,818
		Dana Corp.
1,000,000		Term Loan, 7.88%, Maturing March 30, 2008	986,250

		Dayco Products, LLC
1,000,000		Term Loan, 11.10%, Maturing December 31, 2011	970,000
		Ford Motor Co.
398,000		Term Loan, 8.36%, Maturing December 15, 2013	376,137
		Goodyear Tire & Rubber Co.
2,000,000		Term Loan, 8.82%, Maturing March 1, 2011	1,940,000
		HLI Operating Co., Inc.
EUR	21,818	Term Loan, 6.86%, Maturing May 30, 2014	29,517
EUR	378,182	Term Loan, 6.87%, Maturing May 30, 2014	511,634
		Keystone Automotive Operations, Inc.
199,000		Term Loan, 8.84%, Maturing January 12, 2012	187,060
		R.J. Tower Corp.
1,000,000		Revolving Loan, 6.19%, Maturing February 2, 2008	995,313
		TriMas Corp.
281,250		Term Loan, 7.57%, Maturing August 2, 2011	279,844
1,209,609		Term Loan, 7.61%, Maturing August 2, 2013	1,203,561
			$8,386,134

Beverage and Tobacco — 1.6%
		Culligan International Co.
EUR	1,000,000	Term Loan, 8.85%, Maturing May 31, 2013	$1,372,272
		Liberator Midco Ltd.
GBP	350,878	Term Loan, 14.14%, Maturing October 27, 2016	732,610
			$2,104,882

Building and Development — 6.1%
		Building Materials Corp. of America
848,252		Term Loan, 8.13%, Maturing February 22, 2014	$788,875
		Hovstone Holdings, LLC
702,956		Term Loan, 6.84%, Maturing February 28, 2009	692,412
		LNR Property Corp.
1,000,000		Term Loan, 8.11%, Maturing July 3, 2011	962,679
		Metroflag BP, LLC
1,000,000		Term Loan, 14.32%, Maturing July 1, 2008	1,002,500
		Panolam Industries Holdings, Inc.
1,471,593		Term Loan, 8.11%, Maturing September 30, 2012	1,412,729

	PLYGEM Industries, Inc.
432,707	Term Loan, 8.11%, Maturing August 15, 2011	409,629
16,168	Term Loan, 8.11%, Maturing August 15, 2011	15,306
	Realogy Corp.
159,091	Term Loan, 5.32%, Maturing September 1, 2014	150,114
590,909	Term Loan, 8.36%, Maturing September 1, 2014	557,565
	TRU 2005 RE Holding Co.
1,000,000	Term Loan, 8.32%, Maturing December 9, 2008	990,000
	United Subcontractors, Inc.
1,000,000	Term Loan, 12.61%, Maturing June 27, 2013	957,500
		$7,939,309

Business Equipment and Services — 7.3%
	Allied Security Holdings, LLC
972,727	Term Loan, 8.36%, Maturing June 30, 2010	$948,409
	Intergraphi Corp.
1,000,000	Term Loan, 11.36%, Maturing November 29, 2014	975,000
	Language Line, Inc.
521,597	Term Loan, 8.61%, Maturing June 11, 2011	513,230
	Mitchell International, Inc.
1,000,000	Term Loan, 10.63%, Maturing March 28, 2015	950,000
	Nielsen Finance, LLC
992,500	Term Loan, 7.36%, Maturing August 9, 2013	968,269
	Quantum Corp.
500,000	Term Loan, 8.82%, Maturing July 12, 2014	490,000
	Quintiles Transnational Corp.
1,000,000	Term Loan, 9.36%, Maturing March 31, 2014	975,000
	RiskMetrics Group Holdings, LLC
500,000	Term Loan, 10.86%, Maturing July 11, 2014	495,000
	Sabre, Inc.
1,000,000	Term Loan, 0.00%, Maturing September 30, 2014 (2)	917,151
	Sitel (Client Logic)
243,365	Term Loan, 7.85%, Maturing January 29, 2014	237,889

		TDS Investor Corp.
444,663		Term Loan, 7.82%, Maturing August 23, 2013	435,423
89,222		Term Loan, 7.86%, Maturing August 23, 2013	87,368
		West Corp.
572,129		Term Loan, 7.75%, Maturing October 24, 2013	551,468
		Worldspan, L.P.
1,000,000		Term Loan, 12.34%, Maturing December 7, 2014	998,125
			$9,542,332

Cable and Satellite Television — 7.2%
		Atlantic Broadband Finance, LLC
746,247		Term Loan, 7.61%, Maturing February 10, 2011	$728,057
		Casema
EUR	1,000,000	Term Loan, 8.36%, Maturing May 14, 2016	1,356,159
		Cequel Communications, LLC
1,142,058		Term Loan, 11.36%, Maturing May 5, 2014	1,123,024
		Charter Communications Operating, Inc
1,006,209		Term Loan, 7.36%, Maturing April 28, 2013	958,917
		NTL Investment Holdings, Ltd.
EUR	1,000,000	Term Loan, 8.48%, Maturing March 30, 2013	2,018,502
		Orion Cable GMBH
EUR	375,000	Term Loan, 6.97%, Maturing October 31, 2014	502,732
EUR	375,000	Term Loan, 7.22%, Maturing October 31, 2015	505,298
		Persona Communications Corp.
1,000,000		Term Loan, 11.32%, Maturing April 12, 2014	1,007,500
		ProSiebenSat.1 Media AG
EUR	404,219	Term Loan, 8.35%, Maturing September 2, 2016	521,039
EUR	500,000	Term Loan, Maturing March 2, 2017 (2)	659,615
			$9,380,843

Chemicals and Plastics — 7.9%
		AZ Chem US, Inc.
500,000		Term Loan, 10.86%, Maturing February 28, 2014	$478,750
		Brenntag Holding GmbH and Co. KG
2,000,000		Term Loan, 9.39%, Maturing December 23, 2015	1,995,000

		First Chemical Holding
EUR	500,000	Term Loan, 6.18%, Maturing December 18, 2014 (3)	671,079
EUR	500,000	Term Loan, 6.65%, Maturing December 18, 2015 (3)	674,501
		Foamex International, Inc.
750,000		Term Loan, 10.11%, Maturing February 12, 2014	682,500
		INEOS Group
EUR	2,000,000	Term Loan, 7.77%, Maturing December 14, 2012	2,702,052
		Lucite International Group Holdings
259,542		Term Loan, 7.61%, Maturing July 7, 2013	249,160
733,053		Term Loan, 7.61%, Maturing July 7, 2013	703,731
		Millenium Inorganic Chemicals
1,000,000		Term Loan, 11.11%, Maturing October 31, 2014	970,000
		Momentive Performance Material
298,500		Term Loan, 7.63%, Maturing December 4, 2013	281,585
		Solutia, Inc.
945,138		DIP Loan, 8.36%, Maturing March 31, 2008	940,412
			$10,348,770

Clothing/Textiles — 0.7%
		Hanesbrands, Inc.
1,000,000		Term Loan, 9.11%, Maturing March 5, 2014	$979,500
			$979,500

Conglomerates — 2.8%
		Affinion Group, Inc.
903,846		Term Loan, 7.86%, Maturing October 17, 2012	$898,338
		Doncasters (Dunde HoldCo 4 Ltd.)
GBP	500,000	Term Loan, Maturing January 13, 2016 (2)	1,016,025
		Johnson Diversey, Inc.
445,291		Term Loan, 7.86%, Maturing December 16, 2011	429,706
		Polymer Group, Inc.
987,469		Term Loan, 7.61%, Maturing November 22, 2012	967,719
		RGIS Holdings, LLC
16,667		Term Loan, 0.00%, Maturing April 30, 2014 (3)	16,333
333,333		Term Loan, 7.86%, Maturing April 30, 2014	326,667
			$3,654,788

Containers and Glass Products — 3.4%
		Bluegrass Container Co.
242,424		Term Loan, 10.32%, Maturing December 30, 2013	$239,242
757,576		Term Loan, 10.32%, Maturing December 30, 2013	747,633
		Consolidated Container Co.
1,000,000		Term Loan, 10.83%, Maturing September 28, 2014	892,500
		JSG Acquisitions
EUR	500,000	Term Loan, 6.07%, Maturing December 31, 2014	671,678
EUR	500,000	Term Loan, 6.82%, Maturing December 31, 2014	675,100
		Kranson Industries, Inc.
695,076		Term Loan, 7.61%, Maturing July 31, 2013	686,388
		Tegrant Holding Corp.
500,000		Term Loan, 10.86%, Maturing March 8, 2015	480,000
			$4,392,541

Cosmetics/Toiletries — 1.1%
		American Safety Razor Co.
1,000,000		Term Loan, 11.63%, Maturing July 31, 2014	$990,000
		KIK Custom Products, Inc.
500,000		Term Loan, 10.36%, Maturing November 30, 2014	453,750
			$1,443,750

Drugs — 2.3%
		Graceway Pharmaceuticals, LLC
1,000,000		Term Loan, 11.86%, Maturing May 3, 2013	$972,500
1,000,000		Term Loan, 13.61%, Maturing November 3, 2013	830,000
		Pharmaceutical Holdings Corp.
197,500		Term Loan, 8.57%, Maturing January 30, 2012	199,105
		Stiefel Laboratories, Inc.
1,000,000		Term Loan, 10.36%, Maturing June 28, 2014	995,000
			$2,996,605

Ecological Services and Equipment — 3.5%
		Cory Environmental Holdings
GBP	500,000	Term Loan, 9.77%, Maturing September 30, 2014	$1,024,280
		Kemble Water Structure Ltd.
GBP	500,000	Term Loan, 9.77%, Maturing October 13, 2013	1,007,453

		PHS Group PIC
GBP	500,000	Term Loan, 7.99%, Maturing July 5, 2010	1,020,470
GBP	500,000	Term Loan, 8.49%, Maturing July 5, 2011	1,016,343
		Synagro Technologies, Inc.
	500,000	Term Loan, 10.11%, Maturing October 2, 2014	480,000
			$4,548,546

Electronics/Electrical — 5.1%
		Aspect Software, Inc.
	1,000,000	Term Loan, 12.44%, Maturing July 11, 2013	$950,000
		Freescale Semiconductor, Inc.
	1,000,000	Term Loan, 7.11%, Maturing December 1, 2013	922,386
		Infor Enterprise Solutions Holdings
	1,304,429	Term Loan, 9.11%, Maturing July 28, 2012	1,281,601
	680,571	Term Loan, 9.11%, Maturing July 28, 2012	668,661
	366,667	Term Loan, 11.61%, Maturing March 2, 2014	351,083
	633,333	Term Loan, 11.61%, Maturing March 2, 2014	606,417
		Spectrum Brands, Inc.
	47,103	Term Loan, 5.17%, Maturing March 30, 2013	45,690
	952,897	Term Loan, 9.35%, Maturing March 30, 2013	924,310
		Vertafore, Inc.
	1,000,000	Term Loan, 11.11%, Maturing January 31, 2012	955,000
			$6,705,148

Equipment Leasing — 0.6%
		AWAS Capital, Inc.
	831,184	Term Loan, 11.38%, Maturing March 22, 2013	$814,561
			$814,561

Farming/Agriculture — 0.8%
		BF Bolthouse HoldCo, LLC
	1,000,000	Term Loan, 10.86%, Maturing December 16, 2013	$990,833
			$990,833

Financial Intermediaries — 2.4%
		Citco III, Ltd.
	500,000	Term Loan, 7.63%, Maturing June 30, 2014	$500,000

		E.A. Viner International Co.
1,185,000		Term Loan, 7.86%, Maturing July 31, 2013		1,189,444
		LPL Holdings, Inc.
995,006		Term Loan, 7.36%, Maturing December 18, 2014		962,669
		RJO Holdings Corp. (RJ O’Brien)
500,000		Term Loan, 8.32%, Maturing July 31, 2014		493,750
				$3,145,863

Food Products — 6.5%
		Acosta, Inc.
	990,000	Term Loan, 7.57%, Maturing July 28, 2013		$957,825
		Black Lion Beverages III B.V.
EUR	2,000,000	Term Loan, 8.36%, Maturing January 24, 2016		2,693,212
		Foodvest Ltd.
GBP	499,957	Term Loan, 10.33%, Maturing September 16, 2015		985,460
		Pinnacle Foods Finance, LLC
	1,000,000	Term Loan, 8.11%, Maturing April 2, 2014		947,500
		Provimi Group SA
EUR	500,000	Term Loan, 0.00%, Maturing December 28, 2016 (2)		678,436
		QCE Finance, LLC
	2,000,000	Term Loan, 11.11%, Maturing November 5, 2013		1,941,666
		Ruby Acquisitions Ltd.
EUR	214,286	Term Loan, 9.70%, Maturing July 5, 2015	EUR	293,325
				$8,497,424

Food Service — 2.4%
		Selecta
EUR	743,561	Term Loan, Maturing December 28, 2015 (2)		$1,017,823
		SSP Financing, Ltd.
EUR	660,290	Term Loan, 6.36%, Maturing June 15, 2014		891,410
EUR	145,182	Term Loan, 6.62%, Maturing June 15, 2014		199,167
EUR	660,290	Term Loan, 6.86%, Maturing June 15, 2015		895,929
EUR	145,182	Term Loan, 7.12%, Maturing June 15, 2015		200,037
				$3,204,366

Food/Drug Retailers — 1.7%
		General Nutrition Centers, Inc.
249,375		Term Loan, 7.61%, Maturing September 16, 2013		$242,205

		Iceland Foods Group Ltd.
GBP	500,000	Term Loan, 10.14%, Maturing May 2, 2016	1,043,966
		Roundy’s Supermarkets, Inc.
987,519		Term Loan, 8.11%, Maturing November 3, 2011	964,065
			$2,250,236

Forest Products — 0.6%
		NewPage Corp.
802,352		Term Loan, 7.63%, Maturing May 2, 2011	$791,655
			$791,655

Healthcare — 11.1%
		Biomet, Inc.
625,000		Term Loan, Maturing December 26, 2014 (2)	$592,188
EUR	275,000	Term Loan, Maturing December 26, 2014 (2)	375,963
		Capio AB
EUR	248,184	Term Loan, 8.11%, Maturing October 24, 2016	335,798
EUR	751,816	Term Loan, 8.11%, Maturing October 24, 2016	1,017,225
		Carestream Health, Inc.
1,000,000		Term Loan, 10.59%, Maturing October 30, 2013	985,000
		CB Diagnostics AB
EUR	518,519	Term Loan, 7.60%, Maturing September 9, 2015	712,436
EUR	481,481	Term Loan, 7.60%, Maturing September 9, 2016	661,547
		Concentra, Inc.
1,000,000		Term Loan, 10.86%, Maturing June 25, 2015	990,000
		Dako EQT Project Delphi
750,000		Term Loan, 9.84%, Maturing December 12, 2016	757,500
		Emdeon Business Services, LLC
390,053		Term Loan, 7.61%, Maturing November 16, 2013	377,376
1,000,000		Term Loan, 10.36%, Maturing May 16, 2014	972,500
		Fenwal, Inc.
750,000		Term Loan, 10.61%, Maturing August 28, 2014	714,375
		FHC Health Systems, Inc.
888,889		Term Loan, 12.11%, Maturing June 27, 2008	897,778
		HCA, Inc.
1,567,125		Term Loan, 7.61%, Maturing November 18, 2013	1,515,672

	HealthSouth Corp.
570,257	Term Loan, 7.86%, Maturing March 10, 2013	556,464
	IM U.S. Holdings, LLC
500,000	Term Loan, 7.34%, Maturing June 26, 2014	477,500
	Physiotherapy Associates, Inc.
500,000	Term Loan, 13.75%, Maturing June 27, 2014	497,500
	RadNet Management, Inc.
2,000,000	Term Loan, 12.86%, Maturing November 15, 2013	2,035,000
		$14,471,822

Home Furnishings — 2.8%
	Hunter Fan Company
500,000	Term Loan, 12.11%, Maturing April 16, 2014	$465,000
	National Bedding Co., LLC
1,500,000	Term Loan, 10.36%, Maturing August 31, 2012	1,432,500
	Oreck Corp.
994,898	Term Loan, 10.00%, Maturing February 2, 2012	810,842
	Simmons HoldCo, Inc.
1,000,000	Term Loan, 10.65%, Maturing February 15, 2012	961,667
		$3,670,009

Industrial Equipment — 3.5%
	Aearo Technologies, Inc.
1,000,000	Term Loan, 10.86%, Maturing September 24, 2013	$977,500
	EPD Holdings (Goodyear Engineering Production)
1,000,000	Term Loan, Maturing July 13, 2015 (2)	965,833
	Generac Acquisition Corp.
1,000,000	Term Loan, 11.36%, Maturing April 7, 2014	813,125
	John Maneely Co.
959,981	Term Loan, 8.61%, Maturing December 8, 2013	862,783
	TFS Acquisition Corp.
992,500	Term Loan, 8.86%, Maturing August 11, 2013	987,538
		$4,606,779

Insurance — 1.1%
	AmWINS Group, Inc.
500,000	Term Loan, 10.84%, Maturing June 8, 2014	$471,250

CCC Information Services Group
864,074	Term Loan, 7.86%, Maturing February 10, 2013	842,472
U.S.I. Holdings Corp.
200,000	Term Loan, 8.11%, Maturing May 4, 2014	190,000
$1,503,722

Leisure Goods/Activities/Movies — 7.5%
AMF Bowling Worldwide, Inc.
1,000,000	Term Loan, 11.57%, Maturing December 8, 2013	$995,000
Bombardier Recreational Product
911,392	Term Loan, 7.86%, Maturing June 28, 2013	892,595
Butterfly Wendel US, Inc.
250,000	Term Loan, 8.14%, Maturing June 22, 2013	247,625
250,000	Term Loan, 7.89%, Maturing June 22, 2014	246,375
Carmike Cinemas, Inc.
1,974,812	Term Loan, 8.61%, Maturing May 19, 2012	1,927,910
Deluxe Entertainment Services
500,000	Term Loan, 11.36%, Maturing November 11, 2013	501,250
Red Football Ltd.
GBP	1,500,000	Term Loan, 10.66%, Maturing August 16, 2016	3,040,455
Revolution Studios
1,000,000	Term Loan, 12.32%, Maturing June 21, 2015	970,000
Southwest Sports Group, LLC
1,000,000	Term Loan, 7.88%, Maturing December 22, 2010	995,000
$9,816,210

Lodging and Casinos — 3.4%
Bally Technologies, Inc.
1,875,903	Term Loan, 8.64%, Maturing September 5, 2009	$1,827,443
Fairmont Hotels and Resorts, Inc.
750,327	Term Loan, 8.57%, Maturing May 12, 2011	756,892
Gala Electric Casinos, Ltd.
GBP	951,888	Term Loan, 9.02%, Maturing December 12, 2014	1,918,221
$4,502,556

Nonferrous Metals/Minerals — 2.8%
Euramax International, Inc.
1,000,000	Term Loan, 13.36%, Maturing June 28, 2013	$936,250
Magnum Coal Co.
90,909	Term Loan, 8.57%, Maturing March 15, 2013	90,966

897,727		Term Loan, 8.57%, Maturing March 15, 2013	898,288
		Murray Energy Corp.
1,033,126		Term Loan, 17.86%, Maturing August 9, 2011	1,069,285
		Thompson Creek Metals Co.
634,426		Term Loan, 10.09%, Maturing October 26, 2012	634,426
			$3,629,215

Oil and Gas — 3.7%
		Concho Resources, Inc.
997,500		Term Loan, 9.07%, Maturing March 27, 2012	$985,031
		Dresser, Inc.
1,000,000		Term Loan, 11.11%, Maturing May 4, 2015	950,000
		Primary Natural Resources, Inc.
1,975,000		Term Loan, 9.32%, Maturing July 28, 2010 (4)	1,972,828
		Targa Resources, Inc.
194,332		Term Loan, 5.24%, Maturing October 31, 2012	192,753
795,547		Term Loan, 7.33%, Maturing October 31, 2012	789,083
			$4,889,695

Publishing — 7.6%
		Mediannuaire Holding
EUR	500,000	Term Loan, 8.39%, Maturing April 10, 2016	$669,596
		Merrill Communications, LLC
1,000,000		Term Loan, 11.82%, Maturing November 15, 2013	1,002,500
		Philadelphia Newspapers, LLC
953,736		Term Loan, 8.11%, Maturing June 29, 2013	925,124
		Reader’s Digest Association
748,125		Term Loan, 7.35%, Maturing March 2, 2014	695,756
		Riverdeep Interactive Learning USA, Inc.
994,983		Term Loan, 8.11%, Maturing December 20, 2013	965,133
		Springer Science+Business Media
EUR	534,920	Term Loan, 6.47%, Maturing May 5, 2011	723,204
EUR	231,310	Term Loan, 6.84%, Maturing May 5, 2012	314,310

EUR	231,310	Term Loan, 6.84%, Maturing May 5, 2012	314,310
		The Star Tribune Co.
420,000		Term Loan, 7.86%, Maturing May 17, 2009	412,500
750,000		Term Loan, 11.36%, Maturing March 5, 2014	562,500
1,050,000		Term Loan, 8.36%, Maturing May 17, 2014	957,000
		TL Acquisitions, Inc.
450,000		Term Loan, 8.07%, Maturing July 5, 2014	423,900
		Xsys, Inc.
EUR	1,500,000	Term Loan, 8.55%, Maturing September 27, 2015	2,038,518
			$10,004,351

Radio and Television — 4.9%
		CMP Susquehanna Corp.
1,000,000		Term Loan, 0.00%, Maturing May 5, 2011 (3)	$960,000
		HEI Acquisition, LLC
1,000,000		Term Loan, 9.36%, Maturing April 13, 2014	910,000
		Live Nation Worldwide, Inc.
830,556		Term Loan, 8.07%, Maturing December 21, 2013	805,639
		NEP II, Inc.
149,625		Term Loan, 7.61%, Maturing February 16, 2014	145,136
		Tyrol Acquisition 2 SAS
EUR	750,000	Term Loan, 7.62%, Maturing July 19, 2016	1,028,655
		Univision Communications, Inc.
1,000,000		Term Loan, 7.82%, Maturing March 29, 2009	977,000
99,664		Term Loan, 0.00%, Maturing September 29, 2014 (3)	92,333
1,550,336		Term Loan, 7.61%, Maturing September 29, 2014	1,436,290
			$6,355,053

Retailers (Except Food and Drug) — 1.6%
		Educate, Inc.
500,000		Term Loan, 10.59%, Maturing June 14, 2014	$477,500
		Oriental Trading Co., Inc.
750,000		Term Loan, 11.36%, Maturing January 31, 2013	720,000
		Savers, Inc.
453,426		Term Loan, 8.11%, Maturing August 11, 2012	446,625
516,409		Term Loan, 8.11%, Maturing August 11, 2012	508,663
			$2,152,788

Steel — 0.4%
		Niagara Corp.
500,000		Term Loan, 10.36%, Maturing June 29, 2014	$501,250
			$501,250

Surface Transport — 3.0%
		Ozburn-Hessey Holding Co., LLC
985,669		Term Loan, 8.57%, Maturing August 9, 2012	$931,457
		Swift Transportation Co., Inc.
1,089,820		Term Loam, 8.32%, Maturing May 10, 2012	920,898
1,550,877		Term Loan, 8.38%, Maturing May 10, 2014	1,384,158
		Vanguard Car Rental USA
702,500		Term Loan, 8.34%, Maturing June 14, 2013	697,012
			$3,933,525

Telecommunications — 3.0%
		BCM Luxembourg Ltd.
EUR	1,000,000	Term Loan, 8.28%, Maturing March 31, 2016	$1,347,462
		Intelsat Bermuda, Ltd.
250,000		Term Loan, 7.86%, Maturing February 1, 2014	244,264
		IPC Systems, Inc.
1,000,000		Term Loan, 10.61%, Maturing May 31, 2015	922,500
		Trilogy International Partners
500,000		Term Loan, 8.86%, Maturing June 29, 2012	485,000
		Triton PCS, Inc.
987,342		Term Loan, 8.57%, Maturing November 18, 2009	984,873
			$3,984,099

Utilities — 3.7%
		AEI Finance Holding, LLC
116,022		Term Loan, 5.26%, Maturing March 30, 2012	$113,702
883,978		Term Loan, 8.36%, Maturing March 30, 2014	866,298
		Astoria Generating Co.
1,000,000		Term Loan, 9.11%, Maturing August 23, 2013	985,547
		BRSP, LLC
961,374		Term Loan, 8.38%, Maturing July 13, 2009	966,181

		Electricinvest Holding Co.
EUR	297,885	Term Loan, 7.85%, Maturing October 24, 2012	409,119
GBP	300,000	Term Loan, 9.67%, Maturing October 24, 2012	611,473
		LS Power Acquisition Company
500,000		Term Loan, 9.11%, Maturing November 1, 2014	467,500
		NRG Holdings, Inc.
400,000		Term Loan, 0.00%, Maturing June 1, 2014 (5)	390,600
			$4,810,420

Total Senior, Floating Rate Interests (identified cost $180,448,469)			$178,015,168

Corporate Bonds & Notes — 29.5%

Principal
Amount
(000’s omitted)	Security	Value

Aerospace and Defense — 0.1%
	Alion Science and Technologies, Sr. Notes
125	10.25%, 2/1/15	$120,625
	Bombardier, Inc., Sr. Notes
65	8.00%, 11/15/14 (6)	64,675
		$185,300

Automotive — 1.7%
	Altra Industrial Motion, Inc.
1,000	9.00%, 12/1/11	$1,025,000
50	9.00%, 12/1/11 (6)	51,250
	American Axle & Manufacturing, Inc.
60	7.875%, 3/1/17	54,300
	Goodyear Tire & Rubber Co.
80	9.14%, 12/1/09 (6)	80,000
	Tenneco Automotive, Inc., Series B
1,000	10.25%, 7/15/13	1,070,000
		$2,280,550

Brokers/Dealers/Investment Houses — 0.1%
	Residential Capital LLC, Sub. Notes, Variable Rate
140	7.69%, 4/17/09 (6)	$135,303
		$135,303

Building and Development — 0.6%
	Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
155	8.36%, 6/15/12	$153,837
	Interline Brands, Inc., Sr. Sub. Notes
50	8.125%, 6/15/14	49,750
	Nortek, Inc., Sr. Sub. Notes
160	8.50%, 9/1/14	138,400
	NTK Holdings, Inc., Sr. Disc. Notes (0% until 2009)
155	10.75%, 3/1/14	95,325
	Panolam Industries International, Sr. Sub. Notes
160	10.75%, 10/1/13 (6)	156,000
	PLY GEM Industries, Inc.
15	9.00%, 2/15/12	12,037
	Realogy Corp., Sr. Notes
185	10.50%, 4/15/14 (6)	171,587
		$ 776,936

Business Equipment and Services — 2.2%
	Aramark Corp., Sr. Notes
134	8.50%, 2/1/15 (6)	$126,965
	Aramark Corp., Sr. Notes, Variable Rate
60	8.86%, 2/1/15 (6)	56,100
	Education Management, LLC
1,110	10.25%, 6/1/16	1,110,000
	Hertz Corp., Sr. Sub. Notes
595	8.875%, 1/1/14	597,975
	Kar Holdings, Inc., Sr. Notes
55	9.366%, 5/1/14 (6)	49,775
	Neff Corp., Sr. Notes
35	10.00%, 6/1/15 (6)	32,375
	Nielsen Finance, LLC, Sr. Notes
110	10.00%, 8/1/14 (6)	111,650
	Rental Service Corp.
15	9.50%, 12/1/14 (6)	14,700
	Sabre Holdings Corp.
55	8.35%, 3/15/16	45,925
	SunGard Data Systems, Inc., Variable Rate
130	9.125%, 8/15/13	131,300
	Travelport, LLC
220	9.875%, 9/1/14	224,400
	West Corp.
340	9.50%, 10/15/14	333,200
40	11.00%, 10/15/16	40,000
		$2,874,365

Cable and Satellite Television — 1.9%
	Cablevision Systems Corp., Series B
15	8.00%, 4/15/12	$14,062
	Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
70	9.82%, 4/1/09	70,700
	CCH I Holdings, LLC
145	11.75%, 5/15/14	139,200
	CCH I, LLC/CCH I Capital Co.
155	11.00%, 10/1/15	155,775
	CCH II, LLC/CCH II Capital Co.
115	10.25%, 9/15/10	117,300
	CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
700	8.75%, 11/15/13	696,500
	CSC Holdings, Inc., Sr. Notes
50	6.75%, 4/15/12	45,625
	CSC Holdings, Inc., Sr. Notes, Series B
85	8.125%, 7/15/09	85,000
45	7.625%, 4/1/11	43,312
	Mediacom Broadband Corp., LLC, Sr. Notes
105	8.50%, 10/15/15 (6)	100,800
	National Cable, PLC
1,070	8.75%, 4/15/14	1,075,350
		$2,543,624

Chemicals and Plastics — 0.4%
	Equistar Chemical, Sr. Notes
23	10.625%, 5/1/11	$24,150
	INEOS Group Holdings PLC
175	8.50%, 2/15/16 (6)	161,000
	MacDermid, Inc., Sr. Sub. Notes
55	9.50%, 4/15/17 (6)	50,325
	Mosaic Co., Sr. Notes
55	7.375%, 12/1/14 (6)	55,000
20	7.625%, 12/1/16 (6)	20,200
	Reichhold Industries, Inc., Sr. Notes
190	9.00%, 8/15/14 (6)	187,150
		$497,825

Clothing/Textiles — 1.1%
	Levi Strauss & Co., Sr. Notes
70	9.75%, 1/15/15	$71,050
250	8.875%, 4/1/16	242,500
	Oxford Industries, Inc., Sr. Notes
1,000	8.875%, 6/1/11	1,015,000
	Perry Ellis International, Inc., Sr. Sub. Notes
40	8.875%, 9/15/13	39,400
		$1,367,950

Conglomerates — 0.2%
	ESCO Corp., Sr. Notes
65	8.625%, 12/15/13 (6)	$64,025
	ESCO Corp., Sr. Notes, Variable Rate
65	9.235%, 12/15/13 (6)	62,887
	RBS Global & Rexnord Corp.
75	9.50%, 8/1/14	72,750
70	11.75%, 8/1/16	70,350
		$270,012

Containers and Glass Products — 1.2%
	Berry Plastics Holding Corp.
190	8.875%, 9/15/14	$183,350
	Berry Plastics Holding Corp., Variable Rate
60	9.23%, 9/15/14	57,900
	Intertape Polymer US, Inc., Sr. Sub. Notes
20	8.50%, 8/1/14	18,100
	Pliant Corp. (PIK)
1,234	11.85%, 6/15/09 (4)	1,295,904
		$1,555,254

Cosmetics/Toiletries — 0.2%
	Amscan Holdings, Inc., Sr. Sub. Notes
125	8.75%, 5/1/14	$113,125
	Revlon Consumer Products Corp., Sr. Sub. Notes
95	8.625%, 2/1/08	89,537
		$202,662

Ecological Services and Equipment — 0.0%
	Waste Services, Inc., Sr. Sub. Notes
25	9.50%, 4/15/14	$25,500
		$25,500

Electronics/Electrical — 0.3%
	Advanced Micro Devices, Inc., Sr. Notes
100	7.75%, 11/1/12	$88,250
	Amkor Technologies, Inc., Sr. Notes
35	7.75%, 5/15/13	32,069
	Avago Technologies Finance
45	11.875%, 12/1/15	49,500

	Avago Technologies Finance, Variable Rate
65	10.125%, 12/1/13	67,600
	NXP b.v./NXP Funding, LLC
92	7.875%, 10/15/14	85,445
	Open Solutions, Inc., Sr. Sub. Notes
25	9.75%, 2/1/15 (6)	24,250
		$347,114

Financial Intermediaries — 4.1%
	Comstock Funding, Ltd., Series 2006-1A, Class D
2,000	9.61%, 5/30/20 (6)	$1,585,336
	Ford Motor Credit Co.
2,000	6.625%, 6/16/08	1,987,236
	Ford Motor Credit Co., Sr. Notes
10	9.875%, 8/10/11	10,135
	General Motors Acceptance Corp.
60	6.375%, 5/1/08	59,250
140	8.00%, 11/1/31	131,809
	GMAC, LLC
1,000	6.125%, 1/22/08	991,719
112	7.75%, 1/19/10	109,164
	GMAC, LLC, Variable Rate
75	6.61%, 5/15/09	72,163
	Sonata Securities S.A., Series 2006-6
441	0.089%, 12/28/07	445,164
		$5,391,976

Food Products — 0.1%
	Dole Foods Co., Inc.
125	7.25%, 6/15/10	$115,312
	Dole Foods Co., Inc., Sr. Notes
30	8.625%, 5/1/09	29,100
		$144,412

Food Service — 0.7%
	El Pollo Loco, Inc.
55	11.75%, 11/15/13	$55,825
	NPC International, Inc., Sr. Sub. Notes
920	9.50%, 5/1/14	851,000
		$906,825

Food/Drug Retailers — 0.7%
	General Nutrition Center, Sr. Notes, Variable Rate (PIK)
155	9.796%, 3/15/14 (6)	$144,925

	General Nutrition Center, Sr. Sub. Notes
155	10.75%, 3/15/15 (6)	147,250
	Rite Aid Corp.
200	6.125%, 12/15/08 (6)	196,500
405	9.50%, 6/15/17 (6)	360,450
	Rite Aid Corp., Sr. Notes
55	8.625%, 3/1/15	47,575
		$896,700

Forest Products — 0.1%
	Abitibi-Consolidated, Inc.
60	7.875%, 8/1/09	$57,450
	Jefferson Smurfit Corp.
30	7.50%, 6/1/13	28,275
	NewPage Corp.
75	10.00%, 5/1/12	76,875
		$162,600

Healthcare — 1.9%
	Advanced Medical Optics
35	7.50%, 5/1/17	$32,025
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
15	10.00%, 2/15/15	15,825
	HCA, Inc.
350	8.75%, 9/1/10	341,250
70	7.875%, 2/1/11	67,376
125	9.125%, 11/15/14 (6)	123,750
305	9.25%, 11/15/16 (6)	303,475
	Iasis Healthcare, LLC
45	8.75%, 6/15/14	43,425
	MultiPlan, Inc., Sr. Sub. Notes
1,035	10.375%, 4/15/16 (6)	1,019,475
	National Mentor Holdings, Inc., Sr. Sub. Notes
85	11.25%, 7/1/14	90,100
	Universal Hospital Service, Inc.
25	8.50%, 6/1/15 (6)	22,687
	Universal Hospital Service, Inc., Variable Rate
25	8.759%, 6/1/15 (6)	23,437
	US Oncology, Inc.
30	9.00%, 8/15/12	30,000
335	10.75%, 8/15/14	340,025
	Varietal Distribution Merger, Inc., Sr. Sub. Notes
30	10.25%, 7/15/15 (6)	28,275
		$2,481,125

Leisure Goods/Activities/Movies — 1.4%
	Marquee Holdings, Inc., Sr. Disc. Notes, (0.00% until 2009)
2,085	12.00%, 8/15/14	$1,782,675
	Universal City Florida Holdings, Sr. Notes, Variable Rate
70	10.11%, 5/1/10	70,700
		$1,853,375

Lodging and Casinos — 2.7%
	Buffalo Thunder Development Authority
165	9.375%, 12/15/14 (6)	$154,275
	CCM Merger, Inc.
45	8.00%, 8/1/13 (6)	44,550
	Fontainebleau Las Vegas
310	10.25%, 6/15/15 (6)	268,925
	Host Hotels & Resorts L.P., Sr. Notes
95	6.875%, 11/1/14	92,150
	Inn of the Mountain Gods, Sr. Notes
45	12.00%, 11/15/10	47,925
	Las Vegas Sands Corp.
15	6.375%, 2/15/15	13,875
	Majestic Star Casino, LLC
35	9.50%, 10/15/10	35,525
	MGM Mirage, Inc.
105	7.50%, 6/1/16	98,175
	Pinnacle Entertainment Inc., Sr. Sub. Notes
95	7.50%, 6/15/15 (6)	87,875
	Pokagon Gaming Authority, Sr. Notes
60	10.375%, 6/15/14 (6)	64,500
	Seminole Hard Rock Entertainment, Variable Rate
80	7.86%, 3/15/14 (6)	78,800
	Station Casinos, Inc.
30	7.75%, 8/15/16	28,275
	Station Casinos, Inc., Sr. Notes
50	6.00%, 4/1/12	46,000
	Trump Entertainment Resorts, Inc.
2,190	8.50%, 6/1/15	1,856,025
	Tunica-Biloxi Gaming Authority, Sr. Notes
160	9.00%, 11/15/15 (6)	160,800
	Turning Stone Resort Casinos, Sr. Notes
40	9.125%, 9/15/14 (6)	40,600

	Waterford Gaming, LLC, Sr. Notes
295	8.625%, 9/15/12 (6)	302,375
	Wynn Las Vegas, LLC
90	6.625%, 12/1/14	83,925
		$3,504,575

Nonferrous Metals/Minerals — 0.5%
	Aleris International, Inc., Sr. Notes
125	9.00%, 12/15/14 (6)	$117,500
	Aleris International, Inc., Sr. Sub. Notes
210	10.00%, 12/15/16 (6)	189,000
	FMG Finance PTY, Ltd., Variable Rate
90	9.36%, 9/1/11 (6)	94,500
225	10.625%, 9/1/16 (6)	258,750
	Novelis, Inc., Sr. Notes
15	7.25%, 2/15/15	15,113
		$674,863

Oil and Gas — 3.5%
	Allis-Chalmers Energy, Inc.
40	8.50%, 3/1/17	$38,500
	Allis-Chalmers Energy, Inc., Sr. Notes
1,090	9.00%, 1/15/14	1,084,550
	Cimarex Energy Co., Sr. Notes
55	7.125%, 5/1/17	52,250
	Clayton Williams Energy, Inc.
30	7.75%, 8/1/13	27,000
	Compton Pet Finance Corp.
90	7.625%, 12/1/13	84,600
	Denbury Resources, Inc., Sr. Sub. Notes
25	7.50%, 12/15/15	24,125
	Ocean Rig Norway AS, Sr. Notes
70	8.375%, 7/1/13 (6)	70,000
	OPTI Canada, Inc.
65	7.875%, 12/15/14 (6)	64,025
75	8.25%, 12/15/14 (6)	75,375
	Petrohawk Energy Corp., Sr. Notes
1,320	9.125%, 7/15/13	1,366,200
	Plains Exploration & Production Co.
115	7.00%, 3/15/17	103,213
	Quicksilver Resources, Inc.
115	7.125%, 4/1/16	107,238
	SemGroup L.P., Sr. Notes
145	8.75%, 11/15/15 (6)	143,550

	SESI, LLC, Sr. Notes
30	6.875%, 6/1/14	28,050
	Stewart & Stevenson, LLC, Sr. Notes
145	10.00%, 7/15/14 (6)	150,075
	United Refining Co., Sr. Notes
1,040	10.50%, 8/15/12	1,055,600
125	10.50%, 8/15/12 (6)	126,875
		$4,601,226

Publishing — 0.4%
	Clarke American Corp., Sr. Notes
45	9.50%, 5/15/15 (6)	$41,288
	Deluxe Corp., Sr. Notes
35	7.375%, 6/1/15 (6)	34,300
	Dex Media West/ Finance, Series B
55	9.875%, 8/15/13	58,025
	Idearc, Inc., Sr. Notes
115	8.00%, 11/15/16	109,538
	MediMedia USA, Inc., Sr. Sub Notes
85	11.375%, 11/15/14 (6)	89,675
	Reader’s Digest Association, Sr. Sub. Notes
270	9.00%, 2/15/17 (6)	232,200
		$565,026

Rail Industries — 0.1%
	American Railcar Industry
80	7.50%, 3/1/14	$78,400
	Kansas City Southern Railway Co.
35	9.50%, 10/1/08	36,094
		$114,494

Retailers (Except Food and Drug) — 2.0%
	Bon-Ton Department Stores, Inc.
255	10.25%, 3/15/14	$230,775
	GameStop Corp.
170	8.00%, 10/1/12	172,763
	Michaels Stores, Inc., Sr. Notes
202	10.00%, 11/1/14 (6)	196,950
	Michaels Stores, Inc., Sr. Sub. Notes
155	11.375%, 11/1/16 (6)	150,350
	Neiman Marcus Group, Inc.
635	9.00%, 10/15/15	665,163

935	10.375%, 10/15/15	988,763
	Toys “R” Us
100	7.375%, 10/15/18	76,000
	Yankee Acquisition Corp.
117	8.50%, 2/15/15	108,225
		$2,588,989

Steel — 0.0%
	AK Steel Corp.
23	7.875%, 2/15/09	$23,115
	RathGibson, Inc.
10	11.25%, 2/15/14	10,350
		$33,465

Telecommunications — 0.8%
	Digicel Group, Ltd., Sr. Notes
40	9.25%, 9/1/12 (6)	$40,600
	Intelsat Bermuda, Ltd.
120	9.25%, 6/15/16	123,000
	Intelsat Ltd., Sr. Notes
370	5.25%, 11/1/08	362,600
	iPCS, Inc., Variable Rate
50	7.485%, 5/1/13 (6)	48,500
	Level 3 Financing, Inc., Sr. Notes
100	9.25%, 11/1/14	96,000
165	8.75%, 2/15/17 (6)	152,625
	Qwest Capital Funding, Inc.
50	7.00%, 8/3/09	49,500
30	7.90%, 8/15/10	29,775
	Qwest Communications International, Inc., Sr. Notes
25	7.50%, 11/1/08	24,875
	Windstream Corp.
95	8.125%, 8/1/13	96,544
30	8.625%, 8/1/16	30,525
		$1,054,544

Utilities — 0.5%
	Dynegy Holdings, Inc., Sr. Notes
20	7.75%, 6/1/19 (6)	$17,400
	Edison Mission Energy, Sr. Notes
65	7.50%, 6/15/13	63,050
90	7.00%, 5/15/17 (6)	81,675
	Intergen
105	9.00%, 6/30/17 (6)	103,950
	NRG Energy, Inc.
50	7.25%, 2/1/14	48,375
165	7.375%, 1/15/17	159,638

	NRG Energy, Inc., Sr. Notes
15	7.375%, 2/1/16	14,513
	Reliant Energy, Inc. Sr. Notes
10	7.625%, 6/15/14	9,600
124	7.875%, 6/15/17	118,420
		$616,621

Total Corporate Bonds & Notes (identified cost $39,504,229)		$38,653,211

Common Stocks — 0.2%

Shares	Security	Value
5,407	Time Warner Cable, Inc., Class A (5)	206,655

Total Common Stocks (identified cost, $299,250)		$206,655

Preferred Stocks — 0.1%

Shares	Security		Value
170	Fontainbleau Resorts (PIK) (4)(7)	PIK	170,000

Total Preferred Stocks (identified cost, $170,000)			$170,000

Miscellaneous — 0.1%

Shares/Rights	Security	Value
290,298	Adelphia Recovery Trust (5)	27,578
300,000	Adelphia, Inc. Escrow Certificate (5)	97,500

Total Miscellaneous (identified cost, $0)		$125,078

Total Investments 165.8% (identified cost $220,421,948)		$217,170,112
Less Unfunded Loan Commitments (1.2)%		$(1,651,519)
Net Investments — 164.6% (identified cost $218,770,429)		$215,518,593

Other Assets, Less Liabilities — (2.5)%		$(3,263,138)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.1)%		$(81,308,686)

Net Assets Applicable to Common Shares— 100.0%		$130,946,769

–	EUR	Euro
–	GBP	British Pound
–	PIK	Payment-In-Kind.

(1)

Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

	(2)	This Senior Loan will settle after July 31, 2007, at which time the interest rate will be determined.

(3)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the Borrower’s discretion.

	(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Non-income producing security.

(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $9,413,440 or 7.2% of the Fund’s net assets.

(7)	Restricted security.

A summary of financial instruments at July 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciaton
8/31/07	British Pound 8,620,245	United States Dollar 17,510,026	$(61,616)
8/31/07	Euro 21,076,706	United States Dollar 28,879,374	(72)
			$(61,688)

The Fund had the following swap agreements outstanding at July 31, 2007.

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Lehman Brothers Special Financing, Inc.	$10,000,000	Receive	3 month USD-LIBOR-BBA	4.75%	March 21, 2008	$(3,474)

	10,000,000	Receive	3 month USD-LIBOR-BBA	4.75	March 21, 2009	(11,300)

	10,000,000	Receive	3 month USD-LIBOR-BBA	4.25	March 21, 2010	(10,386)

	10,000,000	Receive	3 month USD-LIBOR-BBA	4.25	March 21, 2011	(14,688)

	10,000,000	Receive	3 month USD-LIBOR-BBA	4.00	March 21, 2012	(13,452)

						$(53,300)

At July 31, 2007, the Fund had sufficient cash and/or securities segregated to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments at July 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$218,951,477

Gross unrealized appreciation	$2,773,204

Gross unrealized depreciation	(6,206,087)

Net unrealized depreciation	$(3,432,884)

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts, and swaps at July 31, 2007 was $90,218.

Restricted Securities

At July 31, 2007, the Fund owned the following security (representing less than 0.2% of net assets) which was restricted as to public resale and not registered under the securities Act of 1933 (excluding Rule 144 securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by a at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Fontainbleau Resorts (PIK)	6/04/07	170	$170,000	$170,000

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Credit Opportunities Fund

By:	/s/Scott H. Page
Scott H. Page
President

Date:	September 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Scott H. Page
Scott H. Page
President

Date:	September 21, 2007

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 21, 2007